UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED:          09-30-01

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:                   Charlotte Capital LLC
ADDRESS:                P.O. Box 472428
                        Charlotte, NC 28247-2428

13F FILE NUMBER:        28-2422

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  Katy Y. Whitt
TITLE: Trader-Partner
PHONE: 704-541-1437

Signature, Place and Date of Signing:

/S/ Katy Y. Whitt          Charlotte, NC 28247                 October 9, 2001
-----------------          -------------------                 ---------------
(Signature)                 (City, State)                       (Date)

Report type             (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

REPORT SUMMARY:

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED:       0

FORM 13F INFORMATION TABLE ENTRY TOTAL:              95

FORM 13F INFORMATION TABLE VALUE TOTal:         243,798






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                             Charlotte Capital, LLC
                                    FORM 13F
                               September 30, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AK Steel Holding Corp.         COM              001547108     4226   500100 SH       Sole                    53800            446300
Actuant Corp.                  COM              00508x203     3971   218800 SH       Sole                    14700            204100
Adaptec Inc.                   COM              00651f108      202    25700 SH       Sole                    25700
Aetna Inc.                     COM              00817y108      474    16400 SH       Sole                    16400
American Financial Group Inc.  COM              025932104      415    18700 SH       Sole                    18700
American Tower Corp.           COM              029912201      139    10000 SH       Sole                    10000
Argonaut Group Inc.            COM              040157109      175    10700 SH       Sole                    10700
Arris Group Inc.               COM              04269q100     1360   380000 SH       Sole                    24500            355500
Ascential Software Corporation COM              04362p108     6801  2061000 SH       Sole                   269800           1791200
Atlantic American Corporation  COM              048209100      185   163800 SH       Sole                     9800            154000
Atlantic Coast Airlines Inc.   COM              048396105      189    14200 SH       Sole                    14200
Aware Inc.                     COM              05453n100      372    94400 SH       Sole                     6500             87900
Bay View Capital Corp.         COM              07262L101     4398   628300 SH       Sole                    43100            585200
C&D Technologies Inc.          COM              124661109     2742   149000 SH       Sole                    21100            127900
CNA Surety Corp.               COM              12612L108      568    41900 SH       Sole                    41900
CTS Corp.                      COM              126501105     4845   328000 SH       Sole                    22300            305700
Callaway Golf Co.              COM              131193104      192    15000 SH       Sole                    15000
Cohesion Technologies Inc.     COM              19248n101     1308   384700 SH       Sole                    26100            358600
CompuCom Systems Inc.          COM              204780100      998   383700 SH       Sole                    45500            338200
Crown Castle International Cor COM              228227104      135    15000 SH       Sole                    15000
Crown Cork and Seal Co. Inc.   COM              228255105     2681  1170700 SH       Sole                   175100            995600
Del Global Technologies Corp.  COM              245073101      883   294400 SH       Sole                    28700            265700
DiamondCluster International,  COM              25278P106     5546   563000 SH       Sole                    36900            526100
Dole Food Company Inc.         COM              256605106      214    10000 SH       Sole                    10000
Edgewater Technology, Inc.     COM              280358102      514   168549 SH       Sole                    11370            157179
Entegris Inc.                  COM              29362u104     4978   630100 SH       Sole                    91300            538800
Esterline Technologies Corp.   COM              297425100      981    61900 SH       Sole                     8900             53000
FPIC Insurance Group Inc.      COM              302563101     4591   389100 SH       Sole                    26900            362200
Felcor Lodging Trust Inc.      COM              31430f101      135    10000 SH       Sole                    10000
Ferro Corp.                    COM              315405100     4249   183300 SH       Sole                    23400            159900
First Consulting Group Inc.    COM              31986r103     2519   280200 SH       Sole                    19600            260600
Franklin Covey Co.             COM              353469109     1792   568900 SH       Sole                    34400            534500
Fresh Del Monte Produce Inc.   COM              g36738105      914    70500 SH       Sole                    70500
Frontier Airlines Inc.         COM              359065109     2579   311450 SH       Sole                    54550            256900
Glenborough Realty Trust Inc.  COM              37803p105     4319   232950 SH       Sole                    31250            201700
Great Atlantic & Pacific Tea C COM              390064103     7493   523650 SH       Sole                    64650            459000
Host Marriott Corp.            COM              44107p104      180    25500 SH       Sole                    25500
IMC Global Inc.                COM              449669100     2837   315200 SH       Sole                    40800            274400
InFocus Corp.                  COM              45665b106      196    15000 SH       Sole                    15000
Indus International Inc.       COM              45578L100      629   105500 SH       Sole                     9100             96400
Infogrames Inc.                COM              45665t107      107    31580 SH       Sole                     1620             29960
Information Resources Inc.     COM              456905108     6057   953900 SH       Sole                    70100            883800
KPMG Consulting Inc.           COM              48265R109      216    20000 SH       Sole                    20000
Kenneth Cole Productions Inc.  COM              193294105      235    18600 SH       Sole                    18600
Keystone Property Trust        COM              493596100     2305   181500 SH       Sole                    11700            169800
LCA Vision Inc.                COM              501803209      971   916300 SH       Sole                    62100            854200
Massey Energy Co.              COM              576206106     4205   287000 SH       Sole                    39100            247900
Max Re Capital Ltd.            COM              g6052f103      858    60000 SH       Sole                     4200             55800
McDermott International Inc.   COM              580037109     2642   320200 SH       Sole                    54800            265400
MetaSolv Inc.                  COM              59139p104     1333   222100 SH       Sole                    15200            206900
Montana Power Co.              COM              612085100     4637   883300 SH       Sole                   114600            768700
NS Group Inc.                  COM              628916108     1371   201600 SH       Sole                    15700            185900
New Focus Inc.                 COM              644383101     1494   462500 SH       Sole                    31900            430600
OfficeMax Inc.                 COM              67622m108     5503  1804200 SH       Sole                   228500           1575700
PTEK Holdings Inc.             COM              69366M104     4326  1676800 SH       Sole                   112000           1564800
PacifiCare Health Systems Inc. COM              695112102     7781   618000 SH       Sole                    81400            536600
Parexel International          COM              699462107     4329   381730 SH       Sole                    47550            334180
Parlex Corp.                   COM              701630105     3408   375300 SH       Sole                    25000            350300
Penn Treaty American Corp.     COM              707874103     2392   839130 SH       Sole                    75780            763350
Pennzoil Quaker State Co.      COM              709323109     3645   326000 SH       Sole                    51100            274900
Pinnacle Systems Inc.          COM              723481107     1227   421800 SH       Sole                    28600            393200
Pittston Brinks Group          COM              725701106      212    11700 SH       Sole                    11700
Pope and Talbot Inc.           COM              732827100     3332   260350 SH       Sole                    18950            241400
Potomac Electric Power Co. Tru COM              737679100      415    18900 SH       Sole                    18900
Prime Medical Services Inc.    COM              74156d108     3861   857900 SH       Sole                    57200            800700
REMEC Inc.                     COM              759543101      483    60900 SH       Sole                    60900
RPM Inc.                       COM              749685103     9825  1039700 SH       Sole                   134300            905400
Ralcorp Holdings               COM              751028101     1302    66900 SH       Sole                     4700             62200
Rambus Inc.                    COM              750917106      810   110000 SH       Sole                    14500             95500
Rare Hospitality International COM              753820109     2535   163100 SH       Sole                    21200            141900
Remington Oil & Gas Corp.      COM              759594302     3113   237800 SH       Sole                    15600            222200
Russell Corp.                  COM              782352108     6397   465900 SH       Sole                    57300            408600
Safeco Corp.                   COM              786429100      403    13300 SH       Sole                    13300
Sempra Energy                  COM              816851109      431    17400 SH       Sole                    17400
Sensient Technologies Corp.    COM              81725t100     5533   297000 SH       Sole                    38000            259000
Sierra Health Services Inc.    COM              826322109     8293   999100 SH       Sole                    67000            932100
Sierra Pacific Resources Holdi COM              826428104     5605   371200 SH       Sole                    48900            322300
Silicon Storage Technology Inc COM              827057100      199    42900 SH       Sole                    42900
Southwest Securities Group Inc COM              845224104     5354   311630 SH       Sole                    21360            290270
Sovereign Bancorp              COM              845905108     3268   344050 SH       Sole                    33050            311000
Spectrasite Holdings Inc.      COM              84760t100      482   200000 SH       Sole                    13700            186300
Standard Register Co.          COM              853887107      492    33900 SH       Sole                    33900
Storage Technology             COM              862111200     8897   708900 SH       Sole                    86200            622700
Teledyne Technologies Inc.     COM              879360105     6544   410300 SH       Sole                    30200            380100
Theragenics Corp.              COM              883375107     8744   946300 SH       Sole                    63400            882900
Tommy Hilfiger Corp.           COM              g8915z102     1826   204000 SH       Sole                    28300            175700
Tredegar Corp.                 COM              894650100     6499   382300 SH       Sole                    47000            335300
Tyson Foods Inc.               COM              902494103      218    21800 SH       Sole                    21800
Universal Electronics Inc.     COM              913483103     1595   105800 SH       Sole                     9300             96500
Venator Group Inc.             COM              922944103      336    22000 SH       Sole                    22000
Visx Inc.                      COM              92844s105      282    21300 SH       Sole                    21300
WPS Resources Corp.            COM              92931b106     4458   129600 SH       Sole                    12600            117000
Western Digital Corp.          COM              958102105      109    50000 SH       Sole                     3500             46500
Wisconsin Energy Corp.         COM              976657106      304    13500 SH       Sole                    13500
Zoltek Companies Inc.          COM              98975w104      680   238500 SH       Sole                    17100            221400
REPORT SUMMARY                 95 DATA RECORDS              243798            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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